Significant Commitments and Contingencies - Capital Expenditures that are Contracted for, but not Provided for (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure of detailed information about property, plant and equipment [abstract]
Property plant and equipment, Contracted capital expenditures	$ 2,508,797	$ 81,960	$ 2,178,262